Mutual Funds Depositary Function - Summary of Shares Held in Mutual Funds Subscribed by Third Parties and Assets from Mutual Funds (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($) shares
Pionero Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	365,004,359
Equity | $	$ 2,597,555
Pionero Renta Ahorro [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	99,618,143
Equity | $	$ 1,370,068
Pionero FF [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	27,004,093
Equity | $	$ 327,228
Pionero Renta [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	4,039,467
Equity | $	$ 108,451
Pionero Acciones [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	8,370,788
Equity | $	$ 244,683
Pionero Renta Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	143,370
Equity | $	$ 4,634
Pionero Empresas FCI Abierto PYMES [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	234,534,859
Equity | $	$ 1,062,430
Pionero Pesos Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	1,894,509,380
Equity | $	$ 8,063,038
Pionero Renta Ahorro Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	154,409,497
Equity | $	$ 474,505
Pionero Renta Mixta I [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	12,286,559
Equity | $	$ 25,961
Pionero Renta Mixta II [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	26,374
Equity | $	$ 50
Pionero Renta Estrategico [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	555,014,792
Equity | $	$ 1,006,476
Pionero Renta Capital [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	50,000
Equity | $	$ 50
Pionero argentina bicentenario [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	309,931,572
Equity | $	$ 463,747
Pionero Ahorro Dolares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	5,357,738
Equity | $	$ 289,462
Pionero renta global [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	50,000
Equity | $	$ 2,995
Pionero renta fija dolares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	3,952,154
Equity | $	$ 176,696
Argenfunds Renta Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	525,260,972
Equity | $	$ 2,065,720
Argenfunds Renta Argentina [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	16,452,325
Equity | $	$ 83,311
Argenfunds Ahorro Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	46,647,904
Equity | $	$ 301,152
Argenfunds Renta Privada FCI [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	25,063,747
Equity | $	$ 238,894
Argenfunds Abierto Pymes [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	493,420,605
Equity | $	$ 742,415
Argenfunds Renta Total [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	839,093,194
Equity | $	$ 2,849,083
Argenfunds Renta Flexible [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	629,357,041
Equity | $	$ 1,623,575
Argenfunds Renta Dinamica [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	118,107,501
Equity | $	$ 282,638
Argenfunds Renta Mixta [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	117,445,198
Equity | $	$ 79,196
Argenfunds Renta Global [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	21,042,794
Equity | $	$ 51,659
Argenfunds Renta Capital [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	32,288,605
Equity | $	$ 1,964,829
Argenfunds Renta Balanceada [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	46,257,703
Equity | $	$ 120,396
Argenfunds Liquidez [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	2,798,316,372
Equity | $	$ 3,604,188
Argenfunds Retorno Absoluto [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	302,845,328
Equity | $	$ 373,248
Argenfunds Renta Crecimiento [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	312,066
Equity | $	$ 16,566
Argenfunds Renta Mixta Plus [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	4,840,171
Equity | $	$ 263,260
Argenfunds Renta Variable [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	100,000
Equity | $	$ 69